Equipment	12 Months Ended
Apr. 30, 2011
Equipment [Text Block]
Note 3	Equipment

	April 30, 2011
		Accumulated
	Cost	Depreciation	Net

Computer hardware	$730,148	$730,148	$–
Computer software	774,769	753,298	21,471
Leasehold improvements	206,941	193,303	13,638
Office furniture	228,422	203,957	24,465
Websites	49,915	49,915	–
	$1,990,195	$1,930,621	$59,574

	April 30, 2010
		Accumulated
	Cost	Depreciation	Net

Computer hardware	$686,844	$686,468	$376
Computer software	734,769	726,378	8,391
Leasehold improvements	206,941	175,305	31,636
Office furniture	228,422	166,008	62,414
Websites	49,915	41,582	8,333
	$1,906,891	$1,795,741	$111,150